Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 16, 2015
Document Effective Date	Sep. 16, 2015
Prospectus Date	Sep. 16, 2015
Quality Dividend Fund | Class A
Prospectus:
Trading Symbol	QDVAX
Quality Dividend Fund | Class C
Prospectus:
Trading Symbol	QDVCX
Quality Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	QDVIX